RELATED PARTY TRANSACTIONS - Distribution of Sim Card and Pulse Reload Voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Total	Rp 8,027	Rp 11,567	Rp 9,085
% of total revenues	5.88%	8.54%	6.95%
Kisel
Transactions with related parties
Total	Rp 5,825	Rp 5,077	Rp 4,221
% of total revenues	4.27%	3.75%	3.23%
Gratika
Transactions with related parties
Total	Rp 436	Rp 563	Rp 474
% of total revenues	0.32%	0.42%	0.36%
Tiphone
Transactions with related parties
Total	Rp 1,766	Rp 5,927	Rp 4,390
% of total revenues	1.29%	4.37%	3.36%